EMPLOYEE FUTURE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE FUTURE BENEFITS
14.	EMPLOYEE FUTURE BENEFITS

The company maintains pension benefit plans for all salaried employees, which include defined benefit and defined contribution segments.  Employees hired subsequent to January 1, 1994 enroll in the defined contribution segment. Effective January 1, 2010, employees in the defined benefit plan ceased to accrue future benefits under the defined benefit segment of the plan and began to participate in the defined contribution segment of the plan. The company also maintains pension benefits for former hourly employees that are not covered by union pension plans. Unionized employees of the company are members of multi-employer industry-wide pension plans to which the company contributes a predetermined amount per hour worked by an employee.

The company provides other benefit plans consisting of provincial medical plan premiums, life insurance, extended health care and dental benefits to employees.  In February 2010, the company announced changes to its benefit plans for current retirees which included the replacement of the current extended health benefits program with provision of the lower cost program available to employees in active employment. The reduction in the benefit obligation resulting from the plan changes of $21.3 million was recognized as a negative plan amendment in 2010. The company also made the decision to permanently close Elk Falls mill in 2010 (note 5) and the related reduction in the benefit obligation from the plan curtailment amounting to $9.7 million was recognized with a corresponding increase to other comprehensive income.

Defined contribution plans

For the defined contribution segment, the company’s contributions are based on a percentage of an employee’s earnings with the company’s funding obligations being satisfied upon crediting contributions to an employee’s account. The pension expense under the defined contribution payment is equal to the company’s contribution.

Defined benefit plans

The defined benefit segment provides a pension based on years of service and earnings. Benefits accrued under the defined benefit segment of the plan for service prior to January 1, 2010 will remain in the defined benefit plan and will continue to be eligible for future salary growth and early retirement subsidies.

The company measures the fair value of plan assets and the projected benefit obligations for accounting purposes as at December 31 of each year. The most recent actuarial valuation of the majority of pension plans for funding purposes as of December 31, 2010 was filed with the Financial Institutions Commission of British Columbia (FICOM) on September 27, 2011.

The amounts and balances described below, to the extent that they relate to future events or expectations, may be significantly affected by the creditor protection proceedings entered into on January 31, 2012. In particular, as a result of the creditor protection proceedings, the company’s current expectation on pension plan funding in 2012 and beyond is uncertain and is subject to change. The impact of the creditor protection proceedings on the amounts and balances described below is not presently determinable. See Note 30, Subsequent events, for further detail on the creditor protection proceedings.

Components of net periodic benefit cost recognized in the year

Pension benefit plans	2011	2010	2009

Defined benefit plan
Service cost for the year	$1.4	$2.1	$3.3
Interest cost	17.7	20.5	22.2
Expected return on assets	(16.5)	(16.2)	(15.4)
Recognition of downsizing program	1.7	–	–
Recognition of restructuring program (note 19)	–	–	5.6
Amortization of unrecognized items:
Actuarial (gains) losses	7.9	6.3	3.7
Prior service costs	0.4	0.4	0.5
Transition asset	–	–	0.3
	12.6	13.1	20.2
Defined contribution plan
Service cost for the year	3.4	3.5	5.2
Multi-employer industry-wide pension plan service cost for the year	10.1	9.8	10.7
Net periodic benefit cost for pension benefit plans	$26.1	$26.4	$36.1

Other benefit plans	2011	2010	2009

Service cost for the year	$1.3	$2.0	$2.3
Interest cost	7.6	10.0	11.2
Amortization of unrecognized items:
Actuarial (gains) losses	0.4	0.2	(0.7)
Prior service credits	(3.7)	(3.6)	(0.2)
Net periodic benefit cost for other benefit plans	$5.6	$8.6	$12.6

Change in projected defined benefit plan obligation and fair value of plan assets

The following table represents the change in the projected benefit obligation and fair value of plan assets as determined by independent actuaries:

	Pension benefit plans		Other benefit plans
	2011	2010	2011	2010

Change in benefit obligation
Projected benefit obligation at beginning of year	$379.4	$360.7	$154.5	$189.3
Service cost for the year	1.4	2.1	1.3	2.0
Interest cost	17.7	20.5	7.6	10.0
Employee contributions	–	0.1	–	–
Benefit payments	(42.8)	(34.5)	(6.8)	(7.9)
Recognition of downsizing program	1.7	–	–	–
Prior service (credits) costs	–	–	–	(21.3)
Curtailment gain recognized	–	(2.0)	–	(7.7)
Actuarial losses (gains) and other adjustments	26.4	32.5	5.7	(9.9)
Projected benefit obligation at end of year	$383.8	$379.4	$162.3	$154.5

Change in plan assets
Fair value of defined benefit plan assets at beginning of year	$246.4	$241.6	$–	$–
Actual return on plan assets	1.0	25.3	–	–
Employee contributions	–	0.1	–	–
Company contributions	22.0	14.3	6.8	7.9
Other	0.3	(0.4)	–	–
Benefit payments	(42.8)	(34.5)	(6.8)	(7.9)
Fair value of assets at end of year	$226.9	$246.4	$–	$–

Reconciliation of funded status to amounts recognized in the consolidated balance sheets

	Pension benefit plans		Other benefit plans
	2011	2010	2011	2010

Projected benefit obligation at end of year	$383.8	$379.4	$162.3	$154.5
Fair value of plan assets at end of year	226.9	246.4	–	–
Funded status	$(156.9)	$(133.0)	$(162.3)	$(154.5)

	Pension benefit plans		Other benefit plans
	2011	2010	2011	2010

Other assets (note 11)	$0.2	$0.2	$–	$–
Accounts payable and accrued liabilities (note 12)	(6.9)	(11.7)	(6.8)	(6.9)
Employee future benefits	(150.2)	(121.5)	(155.5)	(147.6)
	$(156.9)	$(133.0)	$(162.3)	$(154.5)

As at December 31, 2011, of the total funding deficit of $156.9 million (2010 – $133.0 million) in the company’s various defined benefit pension plans, $86.9 million (2010 – $68.3 million) is related to funded defined benefit pension plans and $70.0 million (2010 – $64.7 million) to “pay-as-you-go” unfunded defined benefit pension plans. In addition, all of the other post-retirement benefit plans, consisting of group health care and life insurance, which had a deficit of $162.3 million at December 31, 2011 (2010 – $154.5 million) is related to “pay-as-you-go” plans.

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss)

	Pension benefit plans		Other benefit plans
	2011	2010	2011	2010

Prior year service credits (costs)	$(2.9)	$(2.6)	$25.0	$22.6
Accumulated gain (loss)	(109.8)	(68.0)	(1.9)	1.6
Accumulated other comprehensive income (loss)	$(112.7)	$(70.6)	$23.1	$24.2

Amounts before taxes included in other comprehensive income (loss)

	Pension benefit plans		Other benefit plans
	2011	2010	2011	2010

Amortization of employee future benefits	$8.5	$6.3	$(3.3)	$(3.4)
Net gain (loss)	(41.4)	(21.9)	(5.5)	38.5
Net amount recognized in other comprehensive income (loss)	$(32.9)	$(15.6)	$(8.8)	$35.1

An estimated amount of $8.8 million of losses for pension plans and $3.6 million of gains for other benefit plans will be amortized from accumulated other comprehensive income (loss) to net periodic benefit cost in 2012.

Estimated future benefit payments

Total cash payments for employee future benefits for the year ended December 31, 2011, consisting of cash contributed by the company to its funded pension plans, cash payments directly to beneficiaries for its unfunded benefit plans, cash contributed to its defined contribution plans and cash contributed to its multi-employer industry-wide plan, was $42.3 million (2010 – $35.5 million). During 2012, the company expects to contribute approximately $31.4 million to all of the above pension plans and approximately $7.0 million to its other benefit plans.

In July 2011, the final true up contribution for the closure of the U.S. sales company’s benefit pension plan was made for US$5.1 million.

The following table presents estimated future benefit payments from the plans as of December 31, 2011. Benefit payments for other post-retirement benefits are presented net of retiree contributions.

	Pension benefit plans	Other benefit plans

2012	$30.7	$7.0
2013	30.4	7.3
2014	30.0	7.6
2015	29.6	8.0
2016	29.2	8.3
2017 - 2021	138.0	46.9

Plan assets allocation

The asset allocation for the company’s defined benefit pension plans, by asset category, was as follows:

Plan assets at December 31,	2011	2010

Equity securities	58.5%	61.9%
Fixed income securities	41.5%	38.1%
Total	100.0%	100.0%

Fair value of plan assets

The following tables present information about the fair value of pension and other benefit plan assets:

		Fair value hierarchy
As at December 31, 2011	Total	Level 1	Level 2	Level 3

Asset category
Cash and cash equivalents	$7.6	$7.6	$–	$–
Equity securities:
Global equity pooled funds[1]	85.8	–	85.8	–
Canadian equity pooled funds[2]	41.9	–	41.9	–
U.S. equity pooled funds[3]	–	–	–	–
Balanced equity pooled funds[4]	0.5	–	0.5	–
Fixed income securities:
Canadian long bond pooled funds[5]	45.8	–	45.8	–
Canadian bond pooled funds[5]	44.9	–	44.9	–
U.S. bond pooled funds[6]	–	–	–	–
Forward currency contracts[7]	0.4	–	0.4	–
Total	$226.9	$7.6	$219.3	$–

		Fair value hierarchy
As at December 31, 2010	Total	Level 1	Level 2	Level 3

Asset category
Cash and cash equivalents	$2.7	$2.7	$–	$–
Equity securities:
Global equity pooled funds[1]	96.5	–	96.5	–
Canadian equity pooled funds[2]	50.1	–	50.1	–
U.S. equity pooled funds[3]	3.3	–	3.3	–
Balanced equity pooled funds[4]	0.5	–	0.5	–
Fixed income securities:
Canadian long bond pooled funds[5]	45.3	–	45.3	–
Canadian bond pooled funds[5]	45.3	–	45.3	–
U.S. bond pooled funds[6]	2.1	–	2.1	–
Forward currency contracts[7]	0.6	–	0.6	–
Total	$246.4	$2.7	$243.7	$–

1	This category includes investments in pooled funds that aim to achieve long-term capital growth by investing primarily in equity securities of companies that may be located anywhere in the world, excluding Canada. Fund performance is benchmarked against the MSCI World excluding Canada (Cdn$) Index.
2	This category includes investments in pooled funds that invest in well-diversified portfolios of equity securities of Canadian companies. Fund performance is benchmarked against the S&P/TSX Capped Composite Index.
3	This category includes investments in pooled funds that invest in well-diversified portfolios of equity securities of U.S. companies, $nil million (2010 – $2.5 million) of which is invested in pooled funds that primarily invest in equity securities of U.S. large-capitalization companies, and $nil million (2010 – $0.8 million) of which is invested in pooled funds that primarily invest in equity securities of U.S. small- and medium-capitalization companies. The former fund is benchmarked against the S&P 500 Index, and the latter is benchmarked against the Russell 2000 Index.

4	This category includes investments in pooled funds that invest in a well-diversified, balanced portfolio of Canadian common stocks, bonds, and money market securities. The fund also holds a portion of its assets in foreign common stock. Fund performance is benchmarked against a customized index consisting of: 35% S&P/TSX Capped Composite Total Return Index, 25% Morgan Stanley Capital International World (Developed Markets) Index excluding Canada, 35% DEX Universe Bond Index and 5% DEX 30-Day T-Bill Index.
5	This category includes investments in pooled funds that invest in a well-diversified portfolio of fixed income securities issued primarily by Canadian governments and corporations. The duration range of the fund is +/- one year of the benchmark’s duration. Fund performance for Canadian bond pooled funds and Canadian long bond pooled funds is benchmarked against the DEX Universe Bond Index and DEX Long-Term Bond Index, respectively.
6	This category includes an investment in a pooled fund that invests in a well-diversified portfolio of fixed income securities, issued primarily by U.S. governments and corporations with a weighted average effective maturity of the portfolio of 7.48 years. Fund performance is benchmarked against the Barclays Capital Government/Credit Bond Index.
7	This category includes foreign currency forward contracts to partially hedge investments in equity and fixed income securities denominated in foreign currencies.

Cash and cash equivalents are primarily used to pay benefits and are recorded at carrying value which approximates fair value.

Equity and fixed income securities are comprised of pooled fund trusts, the fair values of which are measured using the net asset values of the funds, as calculated by the respective investment managers, and have daily or monthly liquidity. Net asset values are determined using quoted market prices for the actively traded securities in which the fund has invested. The funds do not invest in securities that are not actively traded.

Forward currency contracts are comprised of over-the-counter instruments and their fair value is measured using the discounted difference between contractual rates and market spot rates.

Multi-employer benefit plans

The following table provides information about the company’s two multi-employer pension plans:

		Pension Protection Act		FIP / RP status	Contributions by Catalyst
	EIN / pension	Zone Status [2]		pending /	Paper [4]			Surcharge	Expiration
Pension Fund	plan number [1]	2011	2010	implemented [3]	2011	2010	2009	imposed	date [5]
Pulp and Paper Industry Pension Plan [6]	BCFIC - P085324 CRA- 0394940	Green	Green	No	9.2	8.9	9.8	No	4/30/2012
PACE Industry Union- Management Pension Fund [7]	11-6166763 - 001	Red	Red	Implemented	0.9	0.9	0.9	No	1/3/2014

1	Employer identification number and three digit pension plan number, if applicable.
2	Funded status on each balance sheet date presented expressed as a zone status. Green status equals at least 80% funded, yellow status equals less than 80% funded and red status equals less than 65% funded.
3	Indicates whether a funding improvement plan (FIP) or a rehabilitation plan (RP) is pending or has been implemented.
4	The company’s annual contributions to the Pulp and Paper Industry Pension Plan in each respective year were greater than 5% of total employer contributions. The company’s annual contributions to the PACE Industry Union Management Pension Fund in each respective year were less than 5% of total employer contributions.
5	Expiration date of collective bargaining agreement on December 31, 2011.
6	Plan participants are members and former members of the Pulp Paper and Woodworkers of Canada (PPWC) and the Communication Energy and Paperworkers Union (CEP).
7	Plan participants are members and former members of the United Steel, Paper and Forestry, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union (United Steelworkers or USW).

Contributions to the Pulp and Paper Industry Pension Plan are based on a percentage of earnings to a cap in hours worked and contributions to the PACE Industry Union-Management Pension Fund are based on a contribution per hour worked to a maximum cap in hours worked. The risks of participating in multi-employer plans differ from single-employer plans in the following ways:

1.	The company’s contributions to multi-employer plans may be used to provide benefits to employees of other participating employers.
2.	If a participating employer were to stop contributing to a multi-employer plan, the unfunded obligations of the plan may be borne by the remaining participating employers.
3.	If the company chose to stop participating in a multiemployer plan, it may be required to pay an amount to that plan based on the underfunded status of the plan, referred to as a withdrawal liability.

As disclosed in note 5, Measurement uncertainty – impairment of long-lived assets, the company permanently closed the Elk Falls Mill in 2010. This change had a significant impact on the comparability of total employer contributions to multi-employer benefit plans for the periods presented. The closure reduced the company’s employee base and resulted in a reduction in pension contributions to the Pulp and Paper Industry Pension Plan of approximately $4.5 million.

Significant assumptions

Actuarial assumptions used in accounting for the company-maintained benefit plans were:

	2011	2010

Benefit obligations at December 31,
Discount rate	4.40%	5.00%
Rate of compensation increase	2.00%	2.00%

Net benefit cost for year ended December 31,
Discount rate	5.00%	6.00%
Rate of compensation increase	2.00%	2.00%
Expected rate of return on plan assets	7.00%	7.00%

Assumed health care cost trend rate at December 31,
Extended health benefits
Initial health care cost trend rate	6.00%	6.50%
Annual rate of decline in trend rate	0.50%	0.50%
Ultimate health care cost trend rate	4.50%	4.50%

Dental benefits
Dental care cost trend rate	3.00%	3.00%

Medical services plan benefits
Premium trend rate	(in 2010 to 2012) 6.00% (thereafter) 4.50%	(in 2010 to 2012) 6.00% (thereafter) 4.50%

The discount rate for the company’s plans was based on the market interest rate on high-quality debt instruments currently available and expected to be available during the period to maturity of the benefit plans. For December 31, 2011 and December 31, 2010, the discount rates were based on AA corporate bond yields as of December 31, 2011 and December 31, 2010, respectively. In determining the rate of compensation increases, management considered the general inflation rate, productivity and promotions. For the health care cost inflation rate, management considered the trend in extended health care and dental costs in Canada and the impact of inflation on medical service plan premiums. The expected rate of return on plan assets reflects management’s best estimate regarding the long-term expected return from all sources of investment return based on the company’s target asset allocation. The 2011 expected rate of return on plan assets was 7.0% per annum, which was based on a target allocation of approximately 20% Canadian Universe bonds, which were expected to earn approximately 3.4% per annum in the long term, 20% Canadian Long bonds, which were expected to earn approximately 3.8% per annum in the long term, 20% Canadian equity securities, which were expected to earn approximately 8.0% per annum in the long term, and 40% global equity securities, which were expected to earn approximately 8.5% per annum in the long term. The 2011 expected rate of return on plan assets also included a provision of 0.5% per annum in recognition of additional net returns assumed to be achieved due to active management and periodic rebalancing to maintain the plan’s investment policy, net of investment manager fees, less a margin of 0.3% per annum for non-investment expenses expected to be paid from the plans.

The company’s investment policy recognizes the long-term pension liabilities, the benefits of diversification across asset classes and the effects of inflation. The diversified portfolio is designed to maximize returns consistent with the company’s tolerance for risk. All assets are managed by external investment firms. These firms are constrained by specific mandates and objectives and their performance is measured against appropriate benchmarks. The asset allocation for each plan is reviewed periodically and is rebalanced toward target asset mix when asset classes fall outside of a predetermined range. Portfolio risk is controlled by having fund managers comply with guidelines, by establishing and monitoring the maximum size of any single holding in their portfolios and by using fund managers with different investment styles. The portfolio includes holdings of Canadian and international equities, Canadian high-quality and high-yield fixed income securities, and cash and cash equivalents. A series of permitted and prohibited investments are listed in the company’s investment policy. The use of derivative instruments is restricted and must be in accordance with the company’s policy. Prohibited investments include categories of assets or instruments not specifically provided for in the company’s investment policy.

Sensitivity analysis

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in assumed health care cost rates would have the following effects for 2011:

	Other benefit plans
	Increase	Decrease
Total of service and interest cost	$1.1	$(1.0)
Accrued benefit obligation at December 31	19.6	(16.7)